Equity Transactions - Issuances (Details) - USD ($) $ / shares in Units, $ in Thousands								12 Months Ended
	Nov. 03, 2017	May 16, 2017	May 15, 2017	Jan. 27, 2017	Aug. 05, 2016	Jun. 26, 2015	Apr. 07, 2015	Dec. 31, 2015	Dec. 31, 2017	Feb. 24, 2017	Dec. 31, 2016
Equity Transactions
Net proceeds after deducting underwriting discounts, commissions and other offering expenses								$ 110,653
Preference Units/Shares
Equity Transactions
Units/Shares issued to Underwriters									4,600,000		4,600,000
Net proceeds after deducting underwriting discounts, commissions and other offering expenses								$ 46
Follow-on public offering | Preference Units/Shares
Equity Transactions
Units/Shares issued to Underwriters							4,600,000
Par value per share (in dollar per share)							$ 0.01
Liquidation preference per share/unit (in dollars per share/unit)							25.00
Price per unit/share (in dollars per unit/share)							$ 25.00
Net proceeds after deducting underwriting discounts, commissions and other offering expenses							$ 110,653
Over allotment | Preference Units/Shares
Equity Transactions
Units/Shares issued to Underwriters							600,000
GasLog Partners LP | Preference Units/Shares
Equity Transactions
Units/Shares issued to Underwriters			5,750,000
Liquidation preference per share/unit (in dollars per share/unit)			$ 25.00
Price per unit/share (in dollars per unit/share)			$ 25.00
Net proceeds after deducting underwriting discounts, commissions and other offering expenses			$ 138,804
Distribution rate			8.625%
GasLog Partners LP | Subordinated units
Equity Transactions
Number of units converted to common		9,822,358
GasLog Partners LP | Follow-on public offering | Common Units/Shares
Equity Transactions
Units/Shares issued to Underwriters					2,750,000	7,500,000
Price per unit/share (in dollars per unit/share)					$ 19.50	$ 23.90
Net proceeds after deducting underwriting discounts, commissions and other offering expenses					$ 52,299	$ 171,831
GasLog Partners LP | Over allotment | Common Units/Shares
Equity Transactions
Units/Shares issued to Underwriters										120,000
GasLog Partners LP | Over allotment | Preference Units/Shares
Equity Transactions
Units/Shares issued to Underwriters			750,000
GasLog Partners LP | IPO | Common Units/Shares
Equity Transactions
Units/Shares issued to Underwriters				3,750,000
Price per unit/share (in dollars per unit/share)				$ 20.50
Net proceeds after deducting underwriting discounts, commissions and other offering expenses				$ 78,197
GasLog Partners LP | ATM Programme | Common units
Equity Transactions
Price per unit/share (in dollars per unit/share)		$ 22.97
Net proceeds after deducting underwriting discounts, commissions and other offering expenses		$ 61,225
Aggregate offering price		$ 100,000
Number of units issued in public offering		2,735,405
Aggregate offering price under Amended and Restated Equity Distribution Agreement	$ 144,040